SEI INSTITUTIONAL INVESTMENTS TRUST

U.S. Managed Volatility Fund
Global Managed Volatility Fund
Multi-Asset Real Return Fund
(the "Funds")

Supplement Dated February 18, 2025
to the Prospectus (the "Prospectus"), dated September 30, 2024, as amended on November 5, 2024,
December 16, 2024 and January 22, 2025

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Secondary Benchmark Index of the U.S. Managed Volatility Fund

In the Fund Summary for the U.S. Managed Volatility Fund, under the heading titled "Performance Information," under the sub-heading titled "Average Annual Total Returns (for the periods ended December 31, 2023)," the first paragraph thereunder is hereby deleted and replaced with the following:

This table compares the Fund's average annual total returns to those of an appropriate broad-based index, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), and three additional indexes with characteristics relevant to the Fund's investment strategy. The Fund's additional indexes are the MSCI USA Minimum Volatility Index (Net), the Russell 3000 Index, and the Fund's 75/25 Blended Benchmark, which consists of the MSCI USA Minimum Volatility Index (Net) and the Russell 3000 Value Index.

In addition, under the same sub-heading, the table thereunder is hereby deleted and replaced with the following:
U.S. Managed Volatility Fund	1 Year	5 Years	10 Years	Since Inception (12/31/2008)
Return Before Taxes	4.76%	8.83%	8.84%	11.38%
Return After Taxes on Distributions	1.68%	6.08%	5.94%	8.62%
Return After Taxes on Distributions and Sale of Fund Shares	4.88%	6.69%	6.50%	8.77%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	13.96%
MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)	9.14%	9.66%	9.71%	11.59%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%	13.83%
The Fund's 75/25 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	10.32%	10.52%	9.93%	12.09%

In addition, under the section titled "More Information about the Funds' Benchmark Indexes," the paragraph related to the MSCI USA Minimum Volatility Index is hereby deleted and replaced with the following:

The MSCI USA Minimum Volatility Index (Net) aims to reflect the performance characteristics of a minimum variance strategy applied to publicly-traded companies domiciled in the U.S. and is weighted to provide the lowest absolute risk within a given set of constraints.

There are no other changes to the Indexes of the Fund.

Change in Investment Strategy of the Global Managed Volatility Fund

In the Fund Summary for the Global Managed Volatility Fund, under the section titled "Principal Investment Strategies," the third paragraph is hereby deleted and replaced with the following:

The Fund uses a multi-manager approach, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). This approach is intended to manage the risk characteristics of the Fund. The Fund seeks to achieve an absolute return of the broad global equity markets, but with a lower absolute volatility. Over the long term, the Fund seeks to achieve a return similar to that of the MSCI World Index, but with a lower level of volatility. However, given that the Fund's investment strategy focuses on absolute return and risk, the Fund's country, sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the Sub-Advisers believe will produce a less volatile return than the market over time. Each Sub-Adviser effectively weighs securities based on their total expected risk and return without regard to market capitalization and industry.

There are no other changes to the Investment Strategy of the Fund.

Changes to the Information About Fee Waivers Table

In the section titled "Sub-Advisers," in the sub-section titled "Information About Fee Waivers," the text preceding the second table and the second table are hereby deleted and both are replaced with the following:

As a result of changes in the U.S. Managed Volatility, Emerging Markets Equity and Emerging Markets Debt Funds' fees and expenses and the Multi-Asset Real Return Fund's investments, the total annual Fund operating expenses for the current fiscal year for those Funds are expected to differ from those of the prior year. With these fee waivers, the U.S. Managed Volatility, Emerging Markets Equity, Emerging Markets Debt, and Multi-Asset Real Return Funds' total annual Fund operating expenses for the current fiscal year (ending May 31, 2025) are expected to be as follows:

Fund Name — Class A Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, Short Sale Expenses, and Reverse Repurchase Expenses, if applicable)
U.S. Managed Volatility Fund*	0.62%	0.20%	0.20%	0.20%
Emerging Markets Equity Fund	1.01%	0.64%	0.64%	0.64%
Emerging Markets Debt Fund**	0.71%	0.43%	0.43%	0.43%
Multi-Asset Real Return Fund	0.84%	0.42%	0.42%	0.21%

*  Effective September 1, 2024, the Contractual Advisory Fee was lowered from 0.65% to 0.55%.

**  Effective September 1, 2024, the Contractual Advisory Fee was lowered from 0.65% to 0.60%.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1584 (2/25)

SEI INSTITUTIONAL INVESTMENTS TRUST

Global Managed Volatility Fund
(the "Fund")

Supplement Dated February 18, 2025
to the Statement of Additional Information (the "SAI), dated September 30, 2024, as amended on November 5, 2024, December 16, 2024 and January 22, 2025

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Investment Strategy of the Fund

Under the section titled "Investment Objectives and Policies," under the heading titled "Global Managed Volatility Fund," the fourth paragraph thereunder is hereby deleted and replaced with the following:

The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. This approach is intended to manage the risk characteristics of the Fund. The Fund seeks to achieve an absolute return of the broad global equity markets, but with a lower absolute volatility. Over the long term, the Fund seeks to achieve a return similar to that of the MSCI World Index, but with a lower level of volatility. However, given that the Fund's investment strategy focuses on absolute return and risk, the Fund's country, sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the Sub-Advisers believe will produce a less volatile return than the market over time. Each Sub-Adviser effectively weighs securities based on their total expected risk and return without regard to market capitalization and industry. The Sub-Advisers may engage in short sales in an amount up to 30% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

There are no other changes to the Investment Strategy of the Fund.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1585 (2/25)